Derivative Instruments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) MMBTU	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($) DerivativeInstrument	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Gain (loss) on derivatives	$ (1,718,000)	$ (0)	$ (1,835,000)	$ 0	$ (4,043,000)
Derivative assets (liabilities), at fair value, net	(3,600,000)		(1,800,000)
Natural gas | Commodity Contract | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	(500,000)	0
Unrealized gain (loss) on derivatives	$ (1,700,000)	$ 0	$ (1,800,000)	$ (1,200,000)
Natural gas | Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative energy measure (in BTUs) | MMBTU	4,500,000		5,500,000
Derivative contracts outstanding | DerivativeInstrument				0